iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
ATI, Inc.
(a)
.............................. 380 $ 43,609
Intuitive Machines, Inc. , Class A
(a) (b)
............. 305 4,950
Kratos Defense & Security Solutions, Inc.
(a)
....... 466 35,374
83,933
a
Air Freight & Logistics  —  0 .0%
Forward Air Corp.
(a)
....................... 65 1,625
a
Automobile Components  —  0 .0%
XPEL, Inc.
(a)
............................ 72 3,594
a
Automobiles  —  10 .3%
Tesla, Inc.
(a)
............................. 2,962 1,332,071
a
Banks  —  0 .9%
Comerica, Inc. ........................... 371 32,251
Cullen/Frost Bankers, Inc. ................... 175 22,160
First Financial Bankshares, Inc. ............... 384 11,470
Hilltop Holdings, Inc. ....................... 121 4,107
International Bancshares Corp. ............... 157 10,431
Prosperity Bancshares, Inc. .................. 266 18,383
Southside Bancshares, Inc. .................. 76 2,310
Stellar Bancorp, Inc. ....................... 126 3,899
Texas Capital Bancshares, Inc.
(a)
.............. 134 12,132
Triumph Financial, Inc.
(a)
.................... 61 3,820
120,963
a
Biotechnology  —  0 .7%
Caris Life Sciences, Inc.
(a)
................... 81 2,185
Natera, Inc.
(a)
........................... 367 84,076
Taysha Gene Therapies, Inc.
(a)
................ 694 3,817
90,078
a
Building Products  —  0 .8%
AZZ, Inc. .............................. 84 9,003
Builders FirstSource, Inc.
(a)
.................. 306 31,484
CSW Industrials, Inc. ...................... 46 13,503
Lennox International, Inc. ................... 90 43,702
Quanex Building Products Corp. ............... 154 2,369
100,061
a
Capital Markets  —  4 .0%
Charles Schwab Corp. (The) ................. 4,828 482,366
P10, Inc. , Class A ........................ 280 2,747
TPG, Inc. , Class A ........................ 387 24,706
Victory Capital Holdings, Inc. , Class A ........... 124 7,823
517,642
a
Chemicals  —  0 .4%
Celanese Corp. .......................... 312 13,192
Huntsman Corp. ......................... 449 4,490
LyondellBasell Industries N.V. , Class A .......... 723 31,306
Westlake Corp. .......................... 94 6,950
55,938
a
Commercial Services & Supplies  —  2 .5%
Copart, Inc.
(a)
........................... 2,497 97,757
Waste Management, Inc. .................... 1,045 229,597
327,354
a
Communications Equipment  —  0 .1%
Applied Optoelectronics, Inc.
(a)
................ 171 5,961
CommScope Holding Co., Inc.
(a)
............... 617 11,186
17,147
a
Security Shares Value
a
Construction & Engineering  —  3 .0%
AECOM ............................... 374 $ 35,654
Arcosa, Inc. ............................ 137 14,566
Comfort Systems USA, Inc. .................. 98 91,462
Fluor Corp.
(a)
............................ 453 17,952
Great Lakes Dredge & Dock Corp.
(a)
............ 219 2,873
IES Holdings, Inc.
(a)
....................... 25 9,726
Primoris Services Corp. .................... 152 18,869
Quanta Services, Inc. ...................... 416 175,577
Sterling Infrastructure, Inc.
(a)
................. 83 25,417
392,096
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 91 18,808
United States Lime & Minerals, Inc. ............. 28 3,353
22,161
a
Consumer Finance  —  0 .1%
FirstCash Holdings, Inc. .................... 115 18,329
a
Consumer Staples Distribution & Retail  —  0 .8%
Sysco Corp. ............................ 1,353 99,703
a
Diversified Consumer Services  —  0 .2%
Carriage Services, Inc. ..................... 34 1,438
Service Corp. International .................. 387 30,175
31,613
a
Diversified Telecommunication Services  —  4 .3%
AST SpaceMobile, Inc. , Class A
(a)
.............. 621 45,103
AT&T, Inc. .............................. 19,516 484,777
Frontier Communications Parent, Inc.
(a)
.......... 695 26,459
556,339
a
Electric Utilities  —  0 .7%
NRG Energy, Inc. ......................... 531 84,556
a
Electrical Equipment  —  0 .1%
Powell Industries, Inc. ...................... 26 8,288
T1 Energy, Inc.
(a)
......................... 397 2,652
Thermon Group Holdings, Inc.
(a)
............... 85 3,159
14,099
a
Electronic Equipment, Instruments & Components  —  0 .5%
Flex Ltd.
(a)
.............................. 1,039 62,776
a
Energy Equipment & Services  —  4 .1%
Archrock, Inc. ........................... 485 12,620
Atlas Energy Solutions, Inc. .................. 228 2,148
Baker Hughes Co. , Class A .................. 2,800 127,512
Bristow Group, Inc.
(a)
...................... 76 2,783
Cactus, Inc. , Class A ...................... 192 8,771
Core Laboratories, Inc. ..................... 134 2,148
Expro Group Holdings N.V.
(a)
................. 244 3,257
Halliburton Co. .......................... 2,370 66,976
Helix Energy Solutions Group, Inc.
(a)
............ 356 2,232
Innovex International, Inc.
(a)
.................. 97 2,121
Kodiak Gas Services, Inc. ................... 240 8,976
National Energy Services Reunited Corp.
(a)
....... 179 2,803
Noble Corp. PLC ......................... 358 10,110
NOV, Inc. .............................. 1,032 16,130
Oceaneering International, Inc.
(a)
.............. 293 7,041
Patterson-UTI Energy, Inc. .................. 970 5,927
ProPetro Holding Corp.
(a)
.................... 238 2,263
Seadrill Ltd.
(a)
........................... 171 5,917
Select Water Solutions, Inc. , Class A ............ 303 3,188
SLB Ltd. ............................... 4,235 162,539

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Texas Equity ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Energy Equipment & Services (continued)
Solaris Energy Infrastructure, Inc. .............. 122 $ 5,608
TechnipFMC PLC ........................ 1,132 50,442
TETRA Technologies, Inc.
(a)
.................. 328 3,073
Tidewater, Inc.
(a)
......................... 137 6,920
Weatherford International PLC ................ 199 15,574
537,079
a
Entertainment  —  0 .1%
Cinemark Holdings, Inc. .................... 289 6,716
a
Food Products  —  0 .2%
Darling Ingredients, Inc.
(a)
................... 458 16,488
Vital Farms, Inc.
(a)
........................ 90 2,875
19,363
a
Gas Utilities  —  0 .6%
Atmos Energy Corp. ....................... 452 75,769
a
Health Care Equipment & Supplies  —  0 .1%
Integer Holdings Corp.
(a)
.................... 98 7,686
Omnicell, Inc.
(a)
.......................... 124 5,617
Orthofix Medical, Inc.
(a)
..................... 114 1,729
15,032
a
Health Care Providers & Services  —  2 .8%
Addus HomeCare Corp.
(a)
................... 49 5,262
AMN Healthcare Services, Inc.
(a)
............... 126 1,986
Castle Biosciences, Inc.
(a)
................... 79 3,073
Concentra Group Holdings Parent, Inc. .......... 324 6,376
CorVel Corp.
(a)
........................... 80 5,413
McKesson Corp. ......................... 354 290,383
Tenet Healthcare Corp.
(a)
.................... 246 48,885
U.S. Physical Therapy, Inc. .................. 41 3,202
364,580
a
Hotel & Resort REITs  —  0 .0%
Summit Hotel Properties, Inc. ................. 263 1,281
a
Hotels, Restaurants & Leisure  —  0 .3%
Brinker International, Inc.
(a)
.................. 124 17,796
Sabre Corp.
(a)
........................... 1,217 1,655
Wingstop, Inc. ........................... 79 18,841
38,292
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 743 107,014
Green Brick Partners, Inc.
(a)
.................. 86 5,389
LGI Homes, Inc.
(a)
........................ 54 2,320
114,723
a
Household Products  —  0 .7%
Kimberly-Clark Corp. ...................... 938 94,635
a
Independent Power and Renewable Electricity Producers  —  1 .6%
Talen Energy Corp.
(a)
...................... 128 47,980
Vistra Corp. ............................ 955 154,070
202,050
a
Insurance  —  0 .4%
Globe Life, Inc. .......................... 232 32,447
Goosehead Insurance, Inc. , Class A ............ 67 4,935
Skyward Specialty Insurance Group, Inc.
(a)
........ 96 4,907
Stewart Information Services Corp. ............. 77 5,410
47,699
a
Security Shares Value
a
Interactive Media & Services  —  0 .2%
Match Group, Inc. ........................ 681 $ 21,989
a
IT Services  —  0 .1%
Applied Digital Corp.
(a)
..................... 670 16,428
a
Leisure Products  —  0 .1%
YETI Holdings, Inc.
(a)
...................... 232 10,247
a
Machinery  —  6 .3%
Alamo Group, Inc. ........................ 27 4,533
Caterpillar, Inc. .......................... 1,307 748,741
CECO Environmental Corp.
(a)
................. 84 5,027
Chart Industries, Inc.
(a)
..................... 127 26,191
Flowserve Corp. ......................... 360 24,977
Microvast Holdings, Inc.
(a)
................... 465 1,302
Trinity Industries, Inc. ...................... 225 5,949
816,720
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 159 17,519
a
Media  —  0 .1%
Nexstar Media Group, Inc. ................... 81 16,447
a
Metals & Mining  —  0 .2%
Commercial Metals Co. ..................... 315 21,804
U.S. Antimony Corp.
(a)
...................... 388 1,948
23,752
a
Multi-Utilities  —  0 .5%
CenterPoint Energy, Inc. .................... 1,840 70,546
a
Oil, Gas & Consumable Fuels  —  29 .2%
APA Corp. ............................. 996 24,362
Cheniere Energy, Inc. ...................... 602 117,023
Chevron Corp. ........................... 5,290 806,249
Chord Energy Corp. ....................... 163 15,110
Comstock Resources, Inc.
(a)
.................. 212 4,914
ConocoPhillips .......................... 3,531 330,537
Coterra Energy, Inc. ....................... 2,130 56,062
Crescent Energy Co. , Class A ................ 674 5,655
CVR Energy, Inc.
(a)
........................ 82 2,086
Diamondback Energy, Inc. ................... 530 79,675
Encore Energy Corp.
(a)
..................... 570 1,414
EOG Resources, Inc. ...................... 1,543 162,030
Excelerate Energy, Inc. , Class A ............... 58 1,627
Exxon Mobil Corp. ........................ 11,185 1,346,003
HF Sinclair Corp. ......................... 443 20,413
Kinder Morgan, Inc. ....................... 5,491 150,948
Kinetik Holdings, Inc. , Class A ................ 118 4,254
Kosmos Energy Ltd.
(a)
...................... 1,090 989
Magnolia Oil & Gas Corp. , Class A ............. 512 11,208
Matador Resources Co. .................... 333 14,133
Murphy Oil Corp. ......................... 382 11,937
NextDecade Corp.
(a)
....................... 350 1,844
Occidental Petroleum Corp. .................. 1,991 81,870
Par Pacific Holdings, Inc.
(a)
.................. 139 4,884
Permian Resources Corp. , Class A ............. 1,995 27,990
Phillips 66 .............................. 1,138 146,847
Range Resources Corp. .................... 671 23,659
Talos Energy, Inc.
(a)
....................... 352 3,879
Targa Resources Corp. ..................... 600 110,700
Texas Pacific Land Corp. .................... 162 46,530
Uranium Energy Corp.
(a)
.................... 1,345 15,710
Valero Energy Corp. ....................... 858 139,674

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. , Class A .................. 479 $ 18,504
3,788,720
a
Passenger Airlines  —  0 .6%
American Airlines Group, Inc.
(a)
................ 1,849 28,345
Southwest Airlines Co. ..................... 1,301 53,770
82,115
a
Professional Services  —  0 .5%
Insperity, Inc. ............................ 96 3,717
Jacobs Solutions, Inc. ...................... 336 44,506
KBR, Inc. .............................. 358 14,392
62,615
a
Real Estate Management & Development  —  1 .1%
CBRE Group, Inc. , Class A
(a)
................. 840 135,063
Forestar Group, Inc.
(a)
...................... 71 1,749
Howard Hughes Holdings, Inc.
(a)
............... 88 7,020
143,832
a
Residential REITs  —  0 .6%
Camden Property Trust ..................... 298 32,804
Invitation Homes, Inc. ...................... 1,728 48,021
NexPoint Residential Trust, Inc. ............... 56 1,686
82,511
a
Retail REITs  —  0 .0%
NETSTREIT Corp. ........................ 235 4,145
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Cirrus Logic, Inc.
(a)
........................ 145 17,183
Diodes, Inc.
(a)
........................... 127 6,266
Silicon Laboratories, Inc.
(a)
................... 92 12,024
Texas Instruments, Inc. ..................... 2,566 445,175
480,648
a
Software  —  10 .2%
Alkami Technology, Inc.
(a)
................... 198 4,568
Crowdstrike Holdings, Inc. , Class A
(a)
............ 698 327,194
Digital Turbine, Inc.
(a)
...................... 328 1,640
Oracle Corp. ............................ 4,753 926,407
Q2 Holdings, Inc.
(a)
........................ 174 12,556
SailPoint, Inc.
(a)
.......................... 159 3,217
Tyler Technologies, Inc.
(a)
................... 122 55,382
1,330,964
a
Security Shares Value
a
Specialized REITs  —  2 .0%
Crown Castle, Inc. ........................ 1,225 $ 108,866
Digital Realty Trust, Inc. .................... 972 150,378
Fermi, Inc.
(a)
............................ 129 1,032
260,276
a
Specialty Retail  —  0 .4%
Academy Sports & Outdoors, Inc. .............. 187 9,343
GameStop Corp. , Class A
(a)
.................. 1,163 23,353
Group 1 Automotive, Inc. .................... 34 13,372
Sally Beauty Holdings, Inc.
(a)
................. 271 3,864
Upbound Group, Inc. ...................... 170 2,985
52,917
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Dell Technologies, Inc. , Class C ............... 901 113,418
Hewlett Packard Enterprise Co. ............... 3,703 88,946
202,364
a
Trading Companies & Distributors  —  0 .2%
DNOW, Inc.
(a)
........................... 528 6,996
DXP Enterprises, Inc.
(a)
..................... 34 3,733
NPK International, Inc.
(a)
.................... 227 2,706
Rush Enterprises, Inc. , Class A ............... 171 9,223
22,658
a
Total Long-Term Investments — 99.7%
(Cost: $ 12,297,242 ) ................................. 12,956,710
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (d) (e)
...................... 4,551 4,553
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 36,101 36,101
a
Total Short-Term Securities — 0.3%
(Cost: $ 40,654 ) .................................... 40,654
Total Investments — 100.0%
(Cost: $ 12,337,896 ) ................................. 12,997,364
Other Assets Less Liabilities — 0 .0% ..................... 39
Net Assets — 100.0% ................................. $ 12,997,403
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/23/25
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ — $ 4,553
(b)
$ — $ — $ — $ 4,553 4,551 $ 20
(c)
$ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Texas Equity ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
06/23/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ — $ 36,101
(b)
$ — $ — $ — $ 36,101 36,101 $ 659 $ —
$ — $ —
$ 40,654
$ 679 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,956,710  $ —  $ —  $ 12,956,710
Short-Term Securities
Money Market Funds ...................................... 40,654  —  —  40,654
$ 12,997,364  $ —  $ —  $ 12,997,364
Portfolio Abbreviation
REIT Real Estate Investment Trust